Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2019
Entity Registrant Name	dei_EntityRegistrantName	ETF Series Solutions
Entity Central Index Key	dei_EntityCentralIndexKey	0001540305
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 19, 2020
Document Effective Date	dei_DocumentEffectiveDate	Mar. 19, 2020
Prospectus Date	rr_ProspectusDate	Jan. 31, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Reverse Cap Weighted U.S. Large Cap ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Reverse Cap Weighted U.S. Large Cap ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Reverse Cap Weighted U.S. Large Cap ETF (RVRS)
(the “Fund”)

March 19, 2020

Supplement to the Summary Prospectus and Prospectus,
each dated January 31, 2020, as supplemented

The following replaces the third paragraph of the “Principal Investment Strategy – Reverse Cap Weighted U.S. Large Cap Index” section on page 2 of the Fund’s Summary Prospectus and pages 12–13 of the Fund’s Prospectus.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Index is generally rebalanced on each date that the S&P 500 Index is rebalanced (typically as of the close of trading on the third Friday in each March, June, September, and December (or the following business day if such third Friday is not a business day) based on data as of the second Friday of such rebalance month). In the event that the S&P 500 Index postpones or changes its rebalance schedule, so too will the Index.

Supplement Closing [Text Block]	ck0001540305_SupplementClosingTextBlock	Please retain this Supplement with your Summary Prospectus and Prospectus for future reference.
Reverse Cap Weighted U.S. Large Cap ETF | Reverse Cap Weighted U.S. Large Cap ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RVRS